UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883470.101

AGBL-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.6%
	Shares	Value
Australia - 2.0%
AMP Ltd.	130,356	$ 694,999
ASX Ltd.	8,792	327,336
BHP Billiton Ltd.	38,634	1,718,773
Billabong International Ltd.	40,377	326,730
Coca-Cola Amatil Ltd.	34,851	390,374
Commonwealth Bank of Australia	24,123	1,261,127
Computershare Ltd.	65,676	659,076
Crown Ltd.	73,680	629,993
CSL Ltd.	23,573	874,125
Macquarie Group Ltd.	18,494	748,635
National Australia Bank Ltd.	23,721	582,942
QBE Insurance Group Ltd.	20,623	359,657
Rio Tinto Ltd.	9,523	797,647
Suncorp-Metway Ltd.	75,999	652,851
Wesfarmers Ltd.	25,090	850,867
Woolworths Ltd.	6,225	165,634
TOTAL AUSTRALIA		11,040,766
Austria - 0.1%
Erste Bank AG	13,100	656,381
Bailiwick of Jersey - 0.4%
Experian PLC	63,500	788,212
Randgold Resources Ltd. sponsored ADR	2,300	175,927
Shire PLC	30,957	816,708
Shire PLC sponsored ADR	8,000	634,480
TOTAL BAILIWICK OF JERSEY		2,415,327
Belgium - 0.4%
Ageas	116,000	328,883
Anheuser-Busch InBev SA NV	17,515	966,322
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	51
Umicore SA	14,857	761,704
TOTAL BELGIUM		2,056,960
Bermuda - 0.3%
GOME Electrical Appliances Holdings Ltd. (a)	924,000	349,605
Huabao International Holdings Ltd.	247,000	365,583
Li & Fung Ltd.	120,000	778,011
TOTAL BERMUDA		1,493,199
Brazil - 0.0%
Drogasil SA	9,000	64,768
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.4%
HLS Systems International Ltd. (a)	23,400	$ 375,570
Mail.ru Group Ltd. GDR unit (a)(f)	2,300	81,880
Sable Mining Africa Ltd. (a)	799,600	304,161
UTI Worldwide, Inc.	76,000	1,664,400
TOTAL BRITISH VIRGIN ISLANDS		2,426,011
Canada - 4.4%
Agnico-Eagle Mines Ltd. (Canada)	1,500	102,697
Agrium, Inc.	3,200	282,793
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,800	208,265
ARC Resources Ltd.	1,000	24,903
Astral Media, Inc. Class A (non-vtg.)	1,300	51,982
Bank of Montreal	5,000	288,583
Bank of Nova Scotia	12,400	699,335
Barrick Gold Corp.	10,300	488,404
Baytex Energy Corp.	4,800	236,812
BCE, Inc.	11,600	421,428
Bombardier, Inc. Class B (sub. vtg.)	98,100	558,556
Brookfield Asset Management, Inc. Class A	6,700	218,849
Brookfield Properties Corp.	6,800	119,345
Cameco Corp.	4,700	194,883
Canadian Imperial Bank of Commerce	6,100	464,736
Canadian National Railway Co.	7,800	528,960
Canadian Natural Resources Ltd.	15,200	677,934
Cenovus Energy, Inc.	9,500	328,339
CGI Group, Inc. Class A (sub. vtg.) (a)	17,200	330,908
Crescent Point Energy Corp.	3,500	154,705
Detour Gold Corp. (a)	2,600	67,863
Eldorado Gold Corp.	11,100	178,403
Enbridge, Inc.	9,700	562,563
EnCana Corp.	400	12,894
Finning International, Inc.	7,000	203,756
First Quantum Minerals Ltd.	7,900	914,209
Goldcorp, Inc.	23,000	923,354
Grande Cache Coal Corp. (a)	84,100	905,602
IAMGOLD Corp.	3,500	66,567
IESI-BFC Ltd.	3,900	92,718
Imperial Oil Ltd.	3,400	151,643
Inmet Mining Corp.	2,300	171,506
Intact Financial Corp.	4,200	211,657
Ivanhoe Mines Ltd. (a)	3,910	108,618
Keyera Corp.	29,423	1,038,960
Common Stocks - continued
	Shares	Value
Canada - continued
Kodiak Oil & Gas Corp. (a)	13,000	$ 82,550
MacDonald Dettwiler & Associates Ltd. (a)	3,700	179,179
Magna International, Inc. Class A (sub. vtg.)	12,600	735,912
Manulife Financial Corp.	22,000	383,478
Metro, Inc. Class A (sub. vtg.)	3,000	129,607
National Bank of Canada	2,300	160,387
Niko Resources Ltd.	2,900	282,439
Open Text Corp. (a)	2,000	98,771
Osisko Mining Corp. (a)	2,500	33,238
Pacific Rubiales Energy Corp.	3,500	120,827
Petrobank Energy & Resources Ltd. (a)	7,700	180,751
Petrominerales Ltd.	4,105	160,083
Potash Corp. of Saskatchewan, Inc.	4,400	779,702
Quebecor, Inc. Class B (sub. vtg.)	2,200	77,992
Research In Motion Ltd. (a)	5,000	295,550
Rogers Communications, Inc. Class B (non-vtg.)	4,050	141,473
Royal Bank of Canada	15,000	804,315
SNC-Lavalin Group, Inc.	2,000	117,211
Sun Life Financial, Inc.	5,900	185,705
Suncor Energy, Inc.	21,372	885,110
SXC Health Solutions Corp. (a)	8,600	414,065
Talisman Energy, Inc.	41,600	953,255
Teck Resources Ltd. Class B (sub. vtg.)	9,800	593,717
TELUS Corp.	4,200	208,301
The Toronto-Dominion Bank	14,600	1,093,213
Thomson Reuters Corp.	5,000	199,780
Ultra Petroleum Corp. (a)	9,000	429,570
Uranium One, Inc.	140,200	917,301
Valeant Pharmaceuticals International, Inc.	46,160	1,682,528
Vitran Corp., Inc. (a)	11,000	149,490
Yamana Gold, Inc.	6,000	67,546
TOTAL CANADA		24,535,776
Cayman Islands - 0.4%
China Rongsheng Heavy Industry Group Co. Ltd.	62,500	56,914
China ZhengTong Auto Services Holdings Ltd.	206,500	171,359
E-Commerce China Dangdang, Inc. ADR	3,900	110,370
Fabrinet (a)	4,000	95,800
Geely Automobile Holdings Ltd.	755,000	354,415
Hengdeli Holdings Ltd.	936,000	527,016
Herbalife Ltd.	4,000	261,320
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	33,300	$ 862,739
YouKu.com, Inc. ADR (a)(e)	1,600	47,408
TOTAL CAYMAN ISLANDS		2,487,341
China - 0.2%
Baidu.com, Inc. sponsored ADR (a)	3,800	412,794
BYD Co. Ltd. (H Shares)	32,000	156,372
Changyou.com Ltd. (A Shares) ADR (a)	12,800	439,936
TOTAL CHINA		1,009,102
Denmark - 0.9%
Carlsberg AS Series B	6,900	687,440
FLSmidth & Co. A/S	4,900	420,962
Novo Nordisk AS Series B	32,275	3,633,371
Pandora A/S	5,900	376,524
TOTAL DENMARK		5,118,297
Falkland Islands - 0.0%
Falkland Oil & Gas Ltd. (a)	58,500	88,075
Finland - 0.3%
Nokia Corp.	76,700	818,034
Nokian Tyres PLC	15,500	559,770
TOTAL FINLAND		1,377,804
France - 2.2%
Alstom SA	15,602	870,705
Atos Origin SA (a)	11,836	658,915
AXA SA	53,000	1,121,731
BNP Paribas SA	23,036	1,721,881
Club Mediterranee SA (a)	12,200	279,839
Iliad Group SA	6,853	727,555
L'Oreal SA	8,600	998,384
LVMH Moet Hennessy - Louis Vuitton	7,759	1,211,447
Natixis SA (a)	139,400	739,881
PPR SA	7,300	1,166,764
Remy Cointreau SA	5,491	389,465
Safran SA	16,200	585,494
Schneider Electric SA	6,236	972,374
Societe Generale Series A	8,001	517,328
TOTAL FRANCE		11,961,763
Germany - 1.2%
Bayerische Motoren Werke AG (BMW)	19,408	1,490,020
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA	8,500	$ 497,286
HeidelbergCement AG	10,900	712,232
Linde AG	3,964	577,674
MAN SE	6,079	702,722
Rheinmetall AG	7,000	599,321
Siemens AG	14,489	1,857,192
TOTAL GERMANY		6,436,447
Hong Kong - 0.4%
BOC Hong Kong (Holdings) Ltd.	122,500	395,146
Cheung Kong Holdings Ltd.	16,000	263,903
Hong Kong Exchanges and Clearing Ltd.	36,600	839,329
Hutchison Whampoa Ltd.	26,000	303,124
SJM Holdings Ltd.	214,000	358,460
TOTAL HONG KONG		2,159,962
Ireland - 0.1%
James Hardie Industries NV unit (a)	52,561	326,849
Ryanair Holdings PLC sponsored ADR	12,900	394,224
TOTAL IRELAND		721,073
Isle of Man - 0.1%
Genting International PLC (a)	309,000	487,946
Italy - 0.4%
Fiat Industrial SpA (a)	54,000	730,759
Fiat SpA	37,100	360,100
Intesa Sanpaolo SpA	150,868	501,888
Saipem SpA	14,753	737,993
TOTAL ITALY		2,330,740
Japan - 6.8%
All Nippon Airways Ltd. (a)	97,000	355,714
Asahi Glass Co. Ltd.	29,000	361,440
Asahi Kasei Corp.	76,000	518,519
Canon, Inc.	14,600	718,666
Chuo Mitsui Trust Holdings, Inc.	151,000	607,091
Cosmos Pharmaceutical Corp.	4,000	160,819
CyberAgent, Inc.	398	1,122,527
Daiwa House Industry Co. Ltd.	102,000	1,243,933
Denso Corp.	18,700	688,036
Exedy Corp.	13,300	446,736
Fuji Machine Manufacturing Co. Ltd.	6,500	138,584
Common Stocks - continued
	Shares	Value
Japan - continued
Fuji Oil Co. Ltd.	5,400	$ 78,224
Fujifilm Holdings Corp.	33,300	1,202,906
Fujitsu Ltd.	174,000	1,083,260
GREE, Inc.	24,500	393,110
Hitachi High-Technologies Corp.	11,100	274,254
Hitachi Metals Ltd.	10,000	117,568
Hitachi Transport System Ltd.	20,400	311,418
Honda Motor Co. Ltd.	52,400	2,258,555
Ibiden Co. Ltd.	10,700	361,620
JTEKT Corp.	27,900	349,090
JX Holdings, Inc.	113,980	770,698
Kao Corp.	9,200	240,424
Kenedix Realty Investment Corp.	6	27,668
Kenedix, Inc. (a)	697	176,033
Kuraray Co. Ltd.	88,400	1,240,702
Lawson, Inc.	4,400	219,518
Makita Corp.	6,400	277,193
Marubeni Corp.	25,000	187,926
Marui Group Co. Ltd.	14,500	122,600
Mitsubishi Corp.	42,100	1,172,009
Mitsubishi Electric Corp.	7,000	77,181
Mitsubishi UFJ Financial Group, Inc.	269,900	1,401,838
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,750	192,419
Mitsui & Co. Ltd.	83,200	1,398,830
Mizuho Financial Group, Inc.	469,000	905,430
MORI TRUST Sogo (REIT), Inc.	21	218,750
MS&AD Insurance Group Holdings, Inc.	43,200	1,027,368
Murata Manufacturing Co. Ltd.	1,000	75,780
NHK Spring Co. Ltd.	80,000	904,483
Nichi-iko Pharmaceutical Co. Ltd.	8,400	236,915
Nippon Television Network Corp.	910	144,128
NOK Corp.	55,400	1,115,020
NTT DoCoMo, Inc.	412	736,758
NTT Urban Development Co.	96	98,947
Obayashi Corp.	15,000	71,637
Oracle Corp. Japan	3,700	169,268
Oriental Land Co. Ltd.	3,000	276,316
ORIX Corp.	11,020	1,087,500
Osaka Securities Exchange Co. Ltd.	12	61,330
Pioneer Corp. (a)	38,200	164,751
Rakuten, Inc.	956	840,926
Santen Pharmaceutical Co. Ltd.	10,600	380,453
Common Stocks - continued
	Shares	Value
Japan - continued
SBI Holdings, Inc.	4,873	$ 650,090
Sega Sammy Holdings, Inc.	13,800	276,404
Shin-Etsu Chemical Co., Ltd.	2,800	157,602
SMC Corp.	3,600	609,211
SOFTBANK CORP.	21,300	732,577
Sony Corp.	34,800	1,197,520
Sumitomo Electric Industries Ltd.	19,700	286,092
Sumitomo Heavy Industries Ltd.	240,000	1,529,240
Sumitomo Metal Mining Co. Ltd.	25,000	409,661
Tokai Carbon Co. Ltd.	145,000	849,720
Tokyo Electron Ltd.	5,700	371,528
Toshiba Corp.	115,000	679,520
Tosoh Corp.	100,000	324,074
Toyo Engineering Corp.	29,000	109,527
Toyota Motor Corp.	17,100	704,000
Universal Entertainment Corp. (a)	2,800	79,825
TOTAL JAPAN		37,779,460
Korea (South) - 0.0%
Kia Motors Corp.	2,000	97,690
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	21,100	769,605
Netherlands - 0.4%
AEGON NV (a)	98,900	731,895
ASML Holding NV (Netherlands)	12,500	524,035
ING Groep NV (Certificaten Van Aandelen) unit (a)	54,900	625,099
Nielsen Holdings B.V. (a)	7,400	192,918
TOTAL NETHERLANDS		2,073,947
Netherlands Antilles - 0.5%
Schlumberger Ltd.	28,000	2,491,720
Norway - 0.5%
Aker Solutions ASA	21,400	389,138
DnB NOR ASA	44,800	616,407
Storebrand ASA (A Shares) (a)	96,500	758,906
Telenor ASA	24,200	373,178
Yara International ASA	10,300	579,531
TOTAL NORWAY		2,717,160
Papua New Guinea - 0.1%
Oil Search Ltd.	76,974	510,878
Common Stocks - continued
	Shares	Value
Poland - 0.1%
Eurocash SA	42,000	$ 464,424
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	72,240	333,269
Russia - 0.7%
Magnit OJSC GDR (Reg. S)	21,800	570,506
Magnitogorsk Iron & Steel Works OJSC unit	27,700	404,420
Mechel Steel Group OAO sponsored ADR	16,000	504,480
OAO Gazprom sponsored ADR	35,200	941,952
OJSC MMC Norilsk Nickel sponsored ADR	15,200	392,160
Sberbank (Savings Bank of the Russian Federation) GDR	1,300	492,977
Uralkali JSC GDR (Reg. S)	16,700	633,765
TOTAL RUSSIA		3,940,260
Singapore - 0.5%
Avago Technologies Ltd.	65,100	1,869,021
Keppel Corp. Ltd.	63,000	576,220
Sabana Shariah Compliant Industrial REIT	111,000	84,604
Singapore Exchange Ltd.	70,000	462,946
TOTAL SINGAPORE		2,992,791
South Africa - 0.1%
Barloworld Ltd.	24,200	233,323
Blue Label Telecoms Ltd.	75,000	65,718
Clicks Group Ltd.	80,151	442,013
TOTAL SOUTH AFRICA		741,054
Spain - 1.3%
Banco Santander SA	192,949	2,362,238
Banco Santander SA rights 1/31/11 (a)	171,804	32,458
Gestevision Telecinco SA	175,223	2,202,101
Inditex SA	11,146	842,137
Telefonica SA	67,903	1,699,798
TOTAL SPAIN		7,138,732
Sweden - 0.6%
Elekta AB (B Shares)	12,500	505,332
H&M Hennes & Mauritz AB (B Shares)	27,403	898,821
Sandvik AB	42,800	839,918
Swedbank AB (A Shares) (a)	57,746	905,862
TOTAL SWEDEN		3,149,933
Common Stocks - continued
	Shares	Value
Switzerland - 1.7%
Clariant AG (Reg.) (a)	24,650	$ 435,223
Compagnie Financiere Richemont SA Series A	19,115	1,039,618
Julius Baer Group Ltd.	9,090	411,296
Petroplus Holdings AG	7,000	114,696
Schindler Holding AG (participation certificate)	6,091	679,968
The Swatch Group AG (Bearer)	2,280	914,270
Transocean Ltd. (a)	7,600	607,468
UBS AG (a)	73,536	1,316,405
Weatherford International Ltd. (a)	107,100	2,540,412
Zurich Financial Services AG	5,393	1,473,129
TOTAL SWITZERLAND		9,532,485
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	99,000	230,763
Turkiye Garanti Bankasi AS	111,000	493,948
TOTAL TURKEY		724,711
United Kingdom - 4.6%
ARM Holdings PLC sponsored ADR	9,000	225,360
Aviva PLC	88,300	627,891
BG Group PLC	67,796	1,521,282
BHP Billiton PLC	27,074	1,033,660
BP PLC	170,200	1,337,238
BP PLC sponsored ADR	34,200	1,623,474
Burberry Group PLC	38,000	653,665
Carphone Warehouse Group PLC (a)	153,350	989,820
Fresnillo PLC	21,400	444,208
HSBC Holdings PLC sponsored ADR	44,996	2,458,581
International Personal Finance PLC	71,800	393,295
ITV PLC (a)	540,300	672,394
Kazakhmys PLC	21,200	511,362
Kesa Electricals PLC	55,300	114,168
Lloyds Banking Group PLC (a)	911,800	922,005
Micro Focus International PLC	73,900	485,521
Misys PLC	124,000	673,865
Morgan Crucible Co. PLC	136,100	592,482
Next PLC	9,100	288,148
Reckitt Benckiser Group PLC	20,400	1,109,271
Royal Dutch Shell PLC Class A (United Kingdom)	85,637	3,015,474
Sage Group PLC	83,300	393,715
Schroders PLC	20,600	594,882
SuperGroup PLC	17,900	438,644
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TalkTalk Telecom Group PLC	159,800	$ 412,837
Vodafone Group PLC	828,600	2,325,258
Wolfson Microelectronics PLC (a)	101,000	488,535
Xstrata PLC	49,800	1,104,706
TOTAL UNITED KINGDOM		25,451,741
United States of America - 26.2%
AboveNet, Inc.	14,800	881,488
Acme Packet, Inc. (a)	1,000	53,780
Affiliated Managers Group, Inc. (a)	11,000	1,120,130
Akamai Technologies, Inc. (a)	3,000	144,960
Alexion Pharmaceuticals, Inc. (a)	15,600	1,307,592
Allegheny Technologies, Inc.	5,000	325,950
Allergan, Inc.	5,600	395,416
Amazon.com, Inc. (a)	9,600	1,628,544
American Capital Ltd. (a)	37,000	302,290
Ameriprise Financial, Inc.	25,000	1,541,250
Anadarko Petroleum Corp.	14,500	1,117,660
Apple, Inc. (a)	19,500	6,616,740
Ardea Biosciences, Inc. (a)	20,200	535,704
Ariba, Inc. (a)	17,000	477,530
athenahealth, Inc. (a)	3,000	128,820
Atlas Energy, Inc. (a)	1,000	44,300
Atmel Corp. (a)	45,000	609,300
Baker Hughes, Inc.	17,000	1,164,670
Bank of America Corp.	231,200	3,174,376
BankUnited, Inc. (a)	3,200	89,600
BGC Partners, Inc. Class A	13,000	105,300
BioMarin Pharmaceutical, Inc. (a)	11,674	296,753
Bottomline Technologies, Inc. (a)	3,000	68,790
Brigham Exploration Co. (a)	2,000	59,220
Cabot Oil & Gas Corp.	10,000	416,300
Carlisle Companies, Inc.	2,000	75,420
Carrizo Oil & Gas, Inc. (a)	2,000	67,700
Caterpillar, Inc.	10,000	970,100
Celanese Corp. Class A	17,000	705,330
Ceva, Inc. (a)	26,000	628,420
Chesapeake Energy Corp.	13,000	383,890
Ciena Corp. (a)	6,600	145,398
Citi Trends, Inc. (a)	17,000	389,300
Citigroup, Inc. (a)	87,700	422,714
CLARCOR, Inc.	2,000	86,360
Common Stocks - continued
	Shares	Value
United States of America - continued
Clearwire Corp. Class A (a)	42,000	$ 222,180
Cognizant Technology Solutions Corp. Class A (a)	11,100	809,745
Comstock Resources, Inc. (a)	27,000	747,900
Concho Resources, Inc. (a)	1,000	96,250
Concur Technologies, Inc. (a)	5,000	255,150
Continental Resources, Inc. (a)	1,000	64,210
Convio, Inc. (a)	6,000	54,540
Corvel Corp. (a)	1,000	50,480
CSX Corp.	17,000	1,200,200
Cummins, Inc.	14,000	1,482,320
Cypress Semiconductor Corp. (a)	12,000	259,800
DealerTrack Holdings, Inc. (a)	9,000	177,885
Demand Media, Inc. (a)	5,700	115,596
DemandTec, Inc. (a)	2,000	24,100
Dover Corp.	6,000	384,600
DSW, Inc. Class A (a)	5,000	166,450
Dynavax Technologies Corp. (a)	33,000	99,000
Eaton Corp.	2,000	215,920
eBay, Inc. (a)	110,000	3,339,600
ebix.com, Inc. (a)	5,000	112,750
Edwards Lifesciences Corp. (a)	34,000	2,865,860
Elizabeth Arden, Inc. (a)	11,000	281,490
EMC Corp. (a)	38,000	945,820
Emerson Electric Co.	10,000	588,800
Estee Lauder Companies, Inc. Class A	41,000	3,300,500
Expeditors International of Washington, Inc.	5,000	253,350
Exxon Mobil Corp.	93,300	7,527,444
Fossil, Inc. (a)	39,000	2,770,950
Freeport-McMoRan Copper & Gold, Inc.	17,000	1,848,750
Fresh Market, Inc.	500	18,385
G-III Apparel Group Ltd. (a)	55,700	1,943,373
General Electric Co.	245,000	4,934,300
General Motors Co.	20,600	751,694
Georesources, Inc. (a)	2,000	55,280
Google, Inc. Class A (a)	4,400	2,641,584
GrafTech International Ltd. (a)	2,000	42,000
Green Dot Corp. (e)	9,000	566,190
Greenbrier Companies, Inc. (a)	39,000	923,130
GT Solar International, Inc. (a)	17,000	187,765
Harley-Davidson, Inc.	7,000	277,550
HeartWare International, Inc. (a)	1,400	130,214
Hess Corp.	19,000	1,598,280
Common Stocks - continued
	Shares	Value
United States of America - continued
Higher One Holdings, Inc. (a)	3,000	$ 57,060
HMS Holdings Corp. (a)	5,000	321,700
Holly Corp.	29,000	1,423,030
Home Depot, Inc.	20,000	735,400
IDEXX Laboratories, Inc. (a)	1,000	71,700
Illumina, Inc. (a)	13,100	908,354
ImmunoGen, Inc. (a)	19,000	156,940
Informatica Corp. (a)	54,000	2,505,600
Intuit, Inc. (a)	19,000	891,670
iRobot Corp. (a)	57,000	1,539,000
JDS Uniphase Corp. (a)	36,900	626,193
Johnson & Johnson	13,000	777,010
JPMorgan Chase & Co.	79,000	3,550,260
Juniper Networks, Inc. (a)	17,000	631,040
Kansas City Southern (a)	3,000	149,940
Kenexa Corp. (a)	2,000	41,480
Key Energy Services, Inc. (a)	51,000	678,810
KKR Financial Holdings LLC	64,800	625,968
Las Vegas Sands Corp. (a)	15,000	697,350
Leucadia National Corp.	9,700	315,444
Lincoln National Corp.	97,000	2,797,480
Mako Surgical Corp. (a)	47,400	735,648
Marathon Oil Corp.	42,500	1,942,250
McKesson Corp.	12,000	902,040
Meru Networks, Inc. (a)	7,000	125,930
Micromet, Inc. (a)	25,000	160,750
MKS Instruments, Inc. (a)	14,000	401,940
Morgan Stanley	57,200	1,681,680
Motorola Mobility Holdings, Inc.	500	13,935
NetSuite, Inc. (a)(e)	5,000	134,650
Neurocrine Biosciences, Inc. (a)	12,700	93,726
Noble Energy, Inc.	3,900	355,290
Nu Skin Enterprises, Inc. Class A	6,000	180,480
NVIDIA Corp. (a)	7,000	167,440
NVR, Inc. (a)	900	688,500
Oasis Petroleum, Inc. (a)	2,000	63,940
Oil States International, Inc. (a)	7,400	501,424
OpenTable, Inc. (a)	3,000	235,860
Oracle Corp.	91,000	2,914,730
PACCAR, Inc.	5,000	282,450
Pall Corp.	8,000	443,280
Paychex, Inc.	14,000	448,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Perrigo Co.	40,000	$ 2,909,600
Petrohawk Energy Corp. (a)	52,000	1,042,600
Phillips-Van Heusen Corp.	48,400	2,825,108
Pioneer Natural Resources Co.	5,000	475,800
Polypore International, Inc. (a)	14,100	678,915
PPG Industries, Inc.	1,000	84,280
Prestige Brands Holdings, Inc. (a)	73,000	805,920
Procter & Gamble Co.	13,000	820,690
Public Storage	1,000	108,980
QEP Resources, Inc.	6,000	243,840
QUALCOMM, Inc.	39,000	2,111,070
Range Resources Corp.	11,000	548,570
Raymond James Financial, Inc.	3,000	108,660
RealPage, Inc.	23,000	629,970
Red Hat, Inc. (a)	13,000	537,160
Regeneron Pharmaceuticals, Inc. (a)	16,000	538,880
Resolute Energy Corp. (a)	8,400	152,040
Rex Energy Corp. (a)	5,000	60,175
RightNow Technologies, Inc. (a)	2,000	51,860
Riverbed Technology, Inc. (a)	7,000	251,090
Roper Industries, Inc.	1,000	77,690
salesforce.com, Inc. (a)	8,000	1,033,120
Satcon Technology Corp. (a)	17,000	82,450
SeaChange International, Inc. (a)	8,000	66,240
Shaw Group, Inc. (a)	21,000	793,170
Sirius XM Radio, Inc. (a)	106,000	171,190
Skyworks Solutions, Inc. (a)	126,000	4,003,020
Solera Holdings, Inc.	3,700	193,621
Southwestern Energy Co. (a)	23,000	908,500
SPS Commerce, Inc. (a)	2,000	31,750
Starbucks Corp.	10,000	315,300
SuccessFactors, Inc. (a)	7,000	203,840
Susquehanna Bancshares, Inc., Pennsylvania	24,000	229,440
SVB Financial Group (a)	44,900	2,355,903
Targacept, Inc. (a)	17,210	443,330
Team Health Holdings, Inc. (a)	3,000	46,380
Teradyne, Inc. (a)	41,000	683,880
Tesla Motors, Inc. (a)	5,000	120,500
Tesoro Corp. (a)	39,000	750,750
Theravance, Inc. (a)	41,000	862,640
TIBCO Software, Inc. (a)	3,000	65,940
Tiffany & Co., Inc.	3,800	220,894
Common Stocks - continued
	Shares	Value
United States of America - continued
TJX Companies, Inc.	21,000	$ 995,190
TriQuint Semiconductor, Inc. (a)	82,200	1,081,752
TRW Automotive Holdings Corp. (a)	8,100	483,246
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	10,000	370,400
Ultimate Software Group, Inc. (a)	1,000	48,600
Union Pacific Corp.	23,100	2,185,953
United Rentals, Inc. (a)	5,000	133,250
United States Steel Corp.	10,100	582,467
United Therapeutics Corp. (a)	5,000	339,900
Universal Display Corp. (a)	3,000	101,520
Vera Bradley, Inc.	600	20,637
Vertex Pharmaceuticals, Inc. (a)	1,000	38,890
Virgin Media, Inc.	31,700	797,572
WABCO Holdings, Inc. (a)	6,000	350,400
Wal-Mart Stores, Inc.	45,000	2,523,150
Walter Energy, Inc.	4,000	521,080
WebMD Health Corp. (a)	22,220	1,161,662
WESCO International, Inc. (a)	2,000	112,100
Western Refining, Inc. (a)	20,000	243,600
Whiting Petroleum Corp. (a)	8,000	1,010,240
ZIOPHARM Oncology, Inc. (a)	77,000	449,295
Zix Corp. (a)(e)	149,000	670,500
TOTAL UNITED STATES OF AMERICA		145,654,012
TOTAL COMMON STOCKS (Cost $267,441,388)		325,431,610
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
ProSiebenSat.1 Media AG	20,600	632,698
Volkswagen AG	12,300	1,986,967
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,676,002)		2,619,665
Corporate Bonds - 11.8%
		Principal Amount
Convertible Bonds - 0.1%
United States of America - 0.1%
Volcano Corp. 2.875% 9/1/15		$ 250,000	283,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 11.7%
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	$ 344,180
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	257,694
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	331,426
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	349,657
4.875% 11/19/19		600,000	622,067
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	556,258
TOTAL AUSTRALIA			2,461,282
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	334,716
Belgium - 0.2%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	345,055
Belgacom SA 3.875% 2/7/18	EUR	300,000	409,833
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	450,000	517,482
TOTAL BELGIUM			1,272,370
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	711,087
Brazil - 0.1%
Telemar Norte Leste SA 5.5% 10/23/20 (Reg. S)		500,000	487,500
British Virgin Islands - 0.2%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	393,289
PCCW-HKT Capital No. 4 Ltd. 4.25% 2/24/16		500,000	502,325
TOTAL BRITISH VIRGIN ISLANDS			895,614
Canada - 0.0%
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	213,798
Cayman Islands - 0.4%
Banco Do Brasil SA 4.5% 1/20/16	EUR	200,000	272,431
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	250,818
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	481,400
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	446,860
SMFG Preferred Capital GBP 2 Ltd. 10.231% 12/31/49 (h)	GBP	150,000	279,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	$ 218,926
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	179,730
TOTAL CAYMAN ISLANDS			2,130,053
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	315,477
Denmark - 0.1%
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	300,000	391,732
France - 1.1%
Arkema SA 4% 10/25/17	EUR	250,000	334,321
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	631,006
BNP Paribas SA 5.019% (h)	EUR	150,000	178,655
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	56,445
Compagnie de St. Gobain 1.247% 4/11/12 (h)	EUR	175,000	238,039
Credit Agricole SA 7.875% (h)	EUR	200,000	274,485
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	360,327
Credit Logement SA:
1.626% (h)	EUR	150,000	166,334
4.604% (h)	EUR	250,000	280,645
EDF SA:
4.625% 9/11/24	EUR	150,000	206,015
6.95% 1/26/39 (f)		250,000	293,473
Lafarge SA 8.75% 5/30/17	GBP	250,000	460,828
Natixis SA 1.279% 1/26/17 (h)	EUR	100,000	128,359
Safran SA 4% 11/26/14	EUR	550,000	754,350
Societe Generale:
1.202% 6/7/17 (h)	EUR	100,000	129,409
7.756% (h)	EUR	350,000	477,952
Societe Generale SCF 4% 7/7/16	EUR	450,000	636,807
Veolia Environnement 6.125% 11/25/33	EUR	250,000	370,140
TOTAL FRANCE			5,977,590
Germany - 0.2%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	284,694
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	351,080
5.625% 11/29/17 (h)	EUR	100,000	126,212
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Germany - continued
Eurogrid GmbH 3.875% 10/22/20	EUR	100,000	$ 130,515
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	337,218
TOTAL GERMANY			1,229,719
India - 0.0%
Export-Import Bank of India 0.6825% 6/7/12 (h)	JPY	20,000,000	238,855
Ireland - 0.1%
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	287,205	393,031
Italy - 0.1%
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	454,435
6.375% 11/12/17 (h)	GBP	150,000	226,066
TOTAL ITALY			680,501
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	454,989
Sumitomo Mitsui Banking Corp. 4% 11/9/20 (Reg. S)	EUR	200,000	253,514
TOTAL JAPAN			708,503
Korea (South) - 0.6%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	544,280
Kookmin Bank 5.875% 6/11/12		200,000	210,127
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	206,446
Korea National Housing Corp. 4.875% 9/10/14		800,000	846,943
Korea Resources Corp. 4.125% 5/19/15		610,000	624,414
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	450,387
5% 9/30/14 (Reg. S)		200,000	209,828
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	315,670
TOTAL KOREA (SOUTH)			3,408,095
Luxembourg - 0.8%
Alrosa Finance SA 7.75% 11/3/20 (Reg. S)		600,000	634,500
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	214,377
6.51% 3/7/22 (Reg. S)		450,000	461,250
6.58% 10/31/13	GBP	100,000	170,179
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	345,245
7.125% 4/23/15	EUR	150,000	226,312
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		$ 800,000	$ 775,000
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	435,551
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	399,000
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	296,250
TMK Capital SA 7.75% 1/27/18		300,000	298,650
TOTAL LUXEMBOURG			4,256,314
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	414,670
Multi-National - 0.3%
European Community 2.5% 12/4/15	EUR	1,250,000	1,693,357
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	81,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	379,863	455,143
EDP Finance BV 5.875% 2/1/16	EUR	200,000	271,893
GT 2005 Bonds BV 5% 7/21/14 (h)		250,000	236,073
ING Bank NV 4.75% 5/27/19	EUR	200,000	290,161
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	431,592
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	286,584
Rabobank Nederland 5.875% 5/20/19	EUR	350,000	512,235
Sabic Capital I BV 3% 11/2/15		550,000	548,779
TOTAL NETHERLANDS			3,113,460
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	287,207
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,010,257
TOTAL NORWAY			2,297,464
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	310,653
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	369,165
TOTAL RUSSIA			679,818
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Spain - 0.1%
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	100,000	$ 153,119
Telefonica Emisiones SAU 4.75% 2/7/17 (g)	EUR	100,000	136,878
TOTAL SPAIN			289,997
Sweden - 0.2%
Nordea Bank AB 0.5022% 6/9/16 (h)		400,000	396,533
Svenska Handelsbanken AB 0.4516% 3/15/16 (h)		200,000	197,492
Swedbank AB 0.4644% 5/18/17 (h)		500,000	484,180
TOTAL SWEDEN			1,078,205
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	505,758
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC:
5.875% 10/27/16 (Reg. S)		300,000	319,125
6.5% 10/27/36		300,000	292,749
Emirates Bank International PJSC 4.8044% 4/30/12 (h)		229,000	231,863
TOTAL UNITED ARAB EMIRATES			843,737
United Kingdom - 2.4%
3i Group PLC:
1.228% 6/8/12 (h)	EUR	400,000	529,677
5.625% 3/17/17	EUR	150,000	205,396
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	536,160
Bank of Scotland 6.375% 8/16/19	GBP	400,000	579,419
Barclays Bank PLC:
0.4778% 3/23/17 (h)		550,000	510,807
4.875% (h)	EUR	350,000	391,705
6.75% 1/16/23 (h)	GBP	300,000	486,030
14% (h)	GBP	100,000	195,939
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	186,852
8.125% 11/15/13		200,000	231,940
BP Capital Markets PLC 3.875% 3/10/15		650,000	680,879
Broadgate PLC 1.5575% 10/5/25 (h)	GBP	25,250	33,971
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	456,023
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	266,779
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	482,681
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	614,511
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	$ 231,593
7.75% 6/24/19	GBP	500,000	941,025
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	185,696
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	550,470
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	164,179
7.125% 12/1/37 (f)		200,000	192,808
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	403,536
National Express Group PLC 6.25% 1/13/17	GBP	150,000	251,514
Nationwide Building Society 1.242% 12/22/16 (h)	EUR	150,000	185,665
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	450,000	591,254
7.125% 10/19/16	GBP	200,000	344,622
Royal Bank of Scotland PLC:
0.5031% 4/11/16 (h)		250,000	202,008
5.75% 5/21/14	EUR	500,000	706,437
6.934% 4/9/18	EUR	300,000	387,298
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	528,103
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	359,032
Tesco PLC 5.875% 9/12/16	EUR	100,000	153,544
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	147,470
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	168,574
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	255,163
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	242,798
TOTAL UNITED KINGDOM			13,581,558
United States of America - 2.6%
Altria Group, Inc.:
8.5% 11/10/13		210,000	248,091
9.25% 8/6/19		400,000	512,792
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	366,384
Apache Corp. 5.1% 9/1/40		450,000	412,191
Bank of America Corp. 4.75% 5/6/19	EUR	250,000	319,800
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	657,021
4.587% 12/15/15		500,000	522,112
Comcast Corp. 6.4% 3/1/40		300,000	311,286
COX Communications, Inc. 8.375% 3/1/39 (f)		200,000	256,224
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Credit Suisse New York Branch:
4.375% 8/5/20		$ 600,000	$ 580,905
5% 5/15/13		400,000	428,497
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	413,292
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	261,130
General Electric Capital Corp. 5.9% 5/13/14		160,000	177,540
General Electric Co. 5.25% 12/6/17		400,000	433,195
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	330,358
Goldman Sachs Group, Inc.:
4.375% 3/16/17	EUR	150,000	200,594
6% 5/1/14		150,000	166,786
6.15% 4/1/18		200,000	217,839
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	981,666
KeyBank NA:
1.166% 11/21/11 (h)	EUR	50,000	65,837
1.22% 2/9/12 (h)	EUR	510,000	671,993
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	264,148
Merck & Co., Inc. 5.85% 6/30/39		300,000	329,234
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,253,847
Morgan Stanley:
1.312% 7/20/12 (h)	EUR	430,000	580,168
3.45% 11/2/15		1,000,000	982,204
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	483,824
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	125,456
PPL Energy Supply LLC 6.5% 5/1/18		160,000	177,641
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	173,215
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	316,406
Sprint Capital Corp. 8.75% 3/15/32		325,000	338,406
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	283,131
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	601,813
TOTAL UNITED STATES OF AMERICA			14,445,026
TOTAL NONCONVERTIBLE BONDS			65,049,287
TOTAL CORPORATE BONDS (Cost $63,594,081)			65,333,037
Government Obligations - 20.9%
		Principal Amount (d)	Value
Canada - 0.6%
Canadian Government:
Real Return Bond 4.25% 12/1/21	CAD	1,414,310	$ 1,859,974
5.25% 6/1/12	CAD	850,000	891,952
Ontario Province 4.4% 6/2/19	CAD	650,000	676,796
TOTAL CANADA			3,428,722
France - 0.1%
French Republic 3.75% 10/25/19	EUR	600,000	843,389
Germany - 1.3%
German Federal Republic:
2% 2/26/16	EUR	200,000	268,598
3.5% 4/12/13 (g)	EUR	200,000	285,740
4.75% 7/4/40	EUR	2,550,000	4,202,057
5.625% 1/4/28	EUR	1,460,000	2,488,951
TOTAL GERMANY			7,245,346
Italy - 2.2%
Italian Republic 3.75% 3/1/21	EUR	9,500,000	12,090,953
Japan - 11.2%
Japan Government:
0.4% 5/15/11	JPY	950,000,000	11,583,090
0.9% 6/20/13	JPY	110,000,000	1,361,746
1.1% 12/20/12	JPY	18,700,000	231,759
1.3% 3/20/15	JPY	740,000,000	9,340,967
1.3% 6/20/20	JPY	1,276,000,000	15,758,091
1.7% 12/20/16	JPY	245,000,000	3,174,553
1.7% 9/20/17	JPY	201,000,000	2,604,708
1.9% 6/20/16	JPY	469,250,000	6,132,208
1.9% 3/20/29	JPY	846,500,000	10,277,952
2% 9/20/40	JPY	141,000,000	1,677,467
TOTAL JAPAN			62,142,541
Poland - 0.2%
Polish Government 4% 3/23/21	EUR	1,100,000	1,385,428
Spain - 1.6%
Fondo de Reest Ordden Bancaria 4.5% 2/3/14	EUR	1,000,000	1,369,411
Spanish Kingdom 5.5% 4/30/21	EUR	5,300,000	7,334,424
TOTAL SPAIN			8,703,835
Government Obligations - continued
		Principal Amount (d)	Value
United Kingdom - 0.2%
UK Treasury GILT:
4% 3/7/22	GBP	310,000	$ 500,777
4.25% 6/7/32	GBP	70,000	109,683
4.75% 12/7/38	GBP	250,000	420,273
TOTAL UNITED KINGDOM			1,030,733
United States of America - 3.5%
Federal Home Loan Bank 3.625% 10/18/13		300,000	320,307
Freddie Mac 2.125% 9/21/12		650,000	666,687
U.S. Treasury Bonds:
3.5% 2/15/39		375,000	311,543
4.625% 2/15/40		200,000	202,188
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		764,325	846,980
U.S. Treasury Notes:
0.75% 12/15/13		450,000	447,715
1.75% 7/31/15		3,550,000	3,555,006
2.375% 2/28/15		3,400,000	3,518,728
2.625% 8/15/20		1,100,000	1,037,180
2.625% 11/15/20		200,000	187,500
3.5% 5/15/20		8,250,000	8,409,885
TOTAL UNITED STATES OF AMERICA			19,503,719
TOTAL GOVERNMENT OBLIGATIONS (Cost $108,384,633)			116,374,666
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.255% 2/25/15 (h)	EUR	100,000	128,344
Geldilux Ltd. Series 2007-TS Class A, 1.097% 9/8/14 (h)	EUR	200,000	267,311
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	246,887	410,970
VCL No. 11 Ltd. Class A, 1.88% 8/21/15 (h)	EUR	100,332	137,305
Volkswagen Car Lease Series 9 Class B, 0.96% 10/21/13 (h)	EUR	53,371	72,694
TOTAL ASSET-BACKED SECURITIES (Cost $1,023,190)			1,016,624
Collateralized Mortgage Obligations - 0.5%
		Principal Amount (d)	Value
Private Sponsor - 0.5%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 1.318% 2/17/52 (h)	EUR	100,000	$ 132,415
Series 2010-2X Class 1A1, 1.6844% 5/17/60 (h)		300,000	299,627
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.225% 4/12/56 (h)	EUR	86,463	116,986
Fosse Master Issuer PLC Series 2010-4 Class A2, 2.406% 10/18/54 (h)	EUR	650,000	888,342
Granite Master Issuer PLC Series 2005-1 Class A5, 0.956% 12/20/54 (h)	EUR	295,957	381,057
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.7031% 10/15/54 (h)		400,000	400,301
Storm BV Series 2010-1 Class A2, 2.022% 3/22/52 (h)	EUR	500,000	678,359
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,822,454)			2,897,087
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.276% 8/18/17 (h)	EUR	163,417	201,346
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.252% 7/20/16 (h)	EUR	165,936	208,439
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (h)	EUR	100,000	89,492
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.9831% 4/19/21 (h)	GBP	150,000	218,625
Class B, 1.1531% 4/19/21 (h)	GBP	100,000	141,692
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9775% 10/15/14 (h)	GBP	100,000	148,953
REC Plantation Place Ltd. Series 5 Class A, 1.0031% 7/25/16 (Reg. S) (h)	GBP	96,742	142,029
TOTAL UNITED KINGDOM			651,299
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,251,638)			1,150,576
Supranational Obligations - 0.0%
		Principal Amount	Value
Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		$ 200,000	$ 216,500
Fixed-Income Funds - 1.4%
	Shares
Fidelity High Income Central Fund 1 (i) (Cost $7,422,065)	79,449	7,863,114
Preferred Securities - 0.0%
	Principal Amount
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,701)	$ 400,000	204,655
Equity Central Funds - 3.2%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $11,905,361)	80,100	17,646,030
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.19% (b)	13,734,947	13,734,947
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	558,600	558,600
TOTAL MONEY MARKET FUNDS (Cost $14,293,547)		14,293,547
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $480,335,060)		555,047,111
NET OTHER ASSETS (LIABILITIES) - 0.1%		676,363
NET ASSETS - 100%		$ 555,723,474
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,061,978 or 0.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,742
Fidelity Emerging Markets Equity Central Fund	39,527
Fidelity High Income Central Fund 1	174,521
Fidelity Securities Lending Cash Central Fund	4,044
Total	$ 224,834
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,045,500	$ 2,055,144	$ 910,800	$ 17,646,030	3.8%
Fidelity High Income Central Fund 1	10,635,391	174,521	3,006,070	7,863,114	1.2%
Total	$ 26,680,891	$ 2,229,665	$ 3,916,870	$ 25,509,144
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 145,654,012	$ 145,654,012	$ -	$ -
Japan	37,779,460	29,856,693	7,922,767	-
United Kingdom	25,451,741	19,205,689	6,246,052	-
Canada	24,535,776	24,535,776	-	-
France	11,961,763	11,961,763	-	-
Australia	11,040,766	9,321,993	1,718,773	-
Switzerland	9,532,485	8,216,080	1,316,405	-
Germany	9,056,112	9,056,112	-	-
Spain	7,138,732	3,076,696	4,062,036	-
Other	45,900,428	37,015,359	8,885,069	-
Corporate Bonds	65,333,037	-	65,333,037	-
Government Obligations	116,374,666	-	116,374,666	-
Asset-Backed Securities	1,016,624	-	1,016,624	-
Collateralized Mortgage Obligations	2,897,087	-	2,897,087	-
Commercial Mortgage Securities	1,150,576	-	1,150,576	-
Supranational Obligations	216,500	-	216,500	-
Fixed-Income Funds	7,863,114	7,863,114	-	-
Preferred Securities	204,655	-	204,655	-
Equity Central Funds	17,646,030	17,646,030	-	-
Money Market Funds	14,293,547	14,293,547	-	-
Total Investments in Securities:	$ 555,047,111	$ 337,702,864	$ 217,344,247	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $481,161,288. Net unrealized appreciation aggregated $73,885,823, of which $79,113,408 related to appreciated investment securities and $5,227,585 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2011

1.813033.106

GBL-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.6%
	Shares	Value
Australia - 2.0%
AMP Ltd.	130,356	$ 694,999
ASX Ltd.	8,792	327,336
BHP Billiton Ltd.	38,634	1,718,773
Billabong International Ltd.	40,377	326,730
Coca-Cola Amatil Ltd.	34,851	390,374
Commonwealth Bank of Australia	24,123	1,261,127
Computershare Ltd.	65,676	659,076
Crown Ltd.	73,680	629,993
CSL Ltd.	23,573	874,125
Macquarie Group Ltd.	18,494	748,635
National Australia Bank Ltd.	23,721	582,942
QBE Insurance Group Ltd.	20,623	359,657
Rio Tinto Ltd.	9,523	797,647
Suncorp-Metway Ltd.	75,999	652,851
Wesfarmers Ltd.	25,090	850,867
Woolworths Ltd.	6,225	165,634
TOTAL AUSTRALIA		11,040,766
Austria - 0.1%
Erste Bank AG	13,100	656,381
Bailiwick of Jersey - 0.4%
Experian PLC	63,500	788,212
Randgold Resources Ltd. sponsored ADR	2,300	175,927
Shire PLC	30,957	816,708
Shire PLC sponsored ADR	8,000	634,480
TOTAL BAILIWICK OF JERSEY		2,415,327
Belgium - 0.4%
Ageas	116,000	328,883
Anheuser-Busch InBev SA NV	17,515	966,322
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	51
Umicore SA	14,857	761,704
TOTAL BELGIUM		2,056,960
Bermuda - 0.3%
GOME Electrical Appliances Holdings Ltd. (a)	924,000	349,605
Huabao International Holdings Ltd.	247,000	365,583
Li & Fung Ltd.	120,000	778,011
TOTAL BERMUDA		1,493,199
Brazil - 0.0%
Drogasil SA	9,000	64,768
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.4%
HLS Systems International Ltd. (a)	23,400	$ 375,570
Mail.ru Group Ltd. GDR unit (a)(f)	2,300	81,880
Sable Mining Africa Ltd. (a)	799,600	304,161
UTI Worldwide, Inc.	76,000	1,664,400
TOTAL BRITISH VIRGIN ISLANDS		2,426,011
Canada - 4.4%
Agnico-Eagle Mines Ltd. (Canada)	1,500	102,697
Agrium, Inc.	3,200	282,793
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,800	208,265
ARC Resources Ltd.	1,000	24,903
Astral Media, Inc. Class A (non-vtg.)	1,300	51,982
Bank of Montreal	5,000	288,583
Bank of Nova Scotia	12,400	699,335
Barrick Gold Corp.	10,300	488,404
Baytex Energy Corp.	4,800	236,812
BCE, Inc.	11,600	421,428
Bombardier, Inc. Class B (sub. vtg.)	98,100	558,556
Brookfield Asset Management, Inc. Class A	6,700	218,849
Brookfield Properties Corp.	6,800	119,345
Cameco Corp.	4,700	194,883
Canadian Imperial Bank of Commerce	6,100	464,736
Canadian National Railway Co.	7,800	528,960
Canadian Natural Resources Ltd.	15,200	677,934
Cenovus Energy, Inc.	9,500	328,339
CGI Group, Inc. Class A (sub. vtg.) (a)	17,200	330,908
Crescent Point Energy Corp.	3,500	154,705
Detour Gold Corp. (a)	2,600	67,863
Eldorado Gold Corp.	11,100	178,403
Enbridge, Inc.	9,700	562,563
EnCana Corp.	400	12,894
Finning International, Inc.	7,000	203,756
First Quantum Minerals Ltd.	7,900	914,209
Goldcorp, Inc.	23,000	923,354
Grande Cache Coal Corp. (a)	84,100	905,602
IAMGOLD Corp.	3,500	66,567
IESI-BFC Ltd.	3,900	92,718
Imperial Oil Ltd.	3,400	151,643
Inmet Mining Corp.	2,300	171,506
Intact Financial Corp.	4,200	211,657
Ivanhoe Mines Ltd. (a)	3,910	108,618
Keyera Corp.	29,423	1,038,960
Common Stocks - continued
	Shares	Value
Canada - continued
Kodiak Oil & Gas Corp. (a)	13,000	$ 82,550
MacDonald Dettwiler & Associates Ltd. (a)	3,700	179,179
Magna International, Inc. Class A (sub. vtg.)	12,600	735,912
Manulife Financial Corp.	22,000	383,478
Metro, Inc. Class A (sub. vtg.)	3,000	129,607
National Bank of Canada	2,300	160,387
Niko Resources Ltd.	2,900	282,439
Open Text Corp. (a)	2,000	98,771
Osisko Mining Corp. (a)	2,500	33,238
Pacific Rubiales Energy Corp.	3,500	120,827
Petrobank Energy & Resources Ltd. (a)	7,700	180,751
Petrominerales Ltd.	4,105	160,083
Potash Corp. of Saskatchewan, Inc.	4,400	779,702
Quebecor, Inc. Class B (sub. vtg.)	2,200	77,992
Research In Motion Ltd. (a)	5,000	295,550
Rogers Communications, Inc. Class B (non-vtg.)	4,050	141,473
Royal Bank of Canada	15,000	804,315
SNC-Lavalin Group, Inc.	2,000	117,211
Sun Life Financial, Inc.	5,900	185,705
Suncor Energy, Inc.	21,372	885,110
SXC Health Solutions Corp. (a)	8,600	414,065
Talisman Energy, Inc.	41,600	953,255
Teck Resources Ltd. Class B (sub. vtg.)	9,800	593,717
TELUS Corp.	4,200	208,301
The Toronto-Dominion Bank	14,600	1,093,213
Thomson Reuters Corp.	5,000	199,780
Ultra Petroleum Corp. (a)	9,000	429,570
Uranium One, Inc.	140,200	917,301
Valeant Pharmaceuticals International, Inc.	46,160	1,682,528
Vitran Corp., Inc. (a)	11,000	149,490
Yamana Gold, Inc.	6,000	67,546
TOTAL CANADA		24,535,776
Cayman Islands - 0.4%
China Rongsheng Heavy Industry Group Co. Ltd.	62,500	56,914
China ZhengTong Auto Services Holdings Ltd.	206,500	171,359
E-Commerce China Dangdang, Inc. ADR	3,900	110,370
Fabrinet (a)	4,000	95,800
Geely Automobile Holdings Ltd.	755,000	354,415
Hengdeli Holdings Ltd.	936,000	527,016
Herbalife Ltd.	4,000	261,320
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	33,300	$ 862,739
YouKu.com, Inc. ADR (a)(e)	1,600	47,408
TOTAL CAYMAN ISLANDS		2,487,341
China - 0.2%
Baidu.com, Inc. sponsored ADR (a)	3,800	412,794
BYD Co. Ltd. (H Shares)	32,000	156,372
Changyou.com Ltd. (A Shares) ADR (a)	12,800	439,936
TOTAL CHINA		1,009,102
Denmark - 0.9%
Carlsberg AS Series B	6,900	687,440
FLSmidth & Co. A/S	4,900	420,962
Novo Nordisk AS Series B	32,275	3,633,371
Pandora A/S	5,900	376,524
TOTAL DENMARK		5,118,297
Falkland Islands - 0.0%
Falkland Oil & Gas Ltd. (a)	58,500	88,075
Finland - 0.3%
Nokia Corp.	76,700	818,034
Nokian Tyres PLC	15,500	559,770
TOTAL FINLAND		1,377,804
France - 2.2%
Alstom SA	15,602	870,705
Atos Origin SA (a)	11,836	658,915
AXA SA	53,000	1,121,731
BNP Paribas SA	23,036	1,721,881
Club Mediterranee SA (a)	12,200	279,839
Iliad Group SA	6,853	727,555
L'Oreal SA	8,600	998,384
LVMH Moet Hennessy - Louis Vuitton	7,759	1,211,447
Natixis SA (a)	139,400	739,881
PPR SA	7,300	1,166,764
Remy Cointreau SA	5,491	389,465
Safran SA	16,200	585,494
Schneider Electric SA	6,236	972,374
Societe Generale Series A	8,001	517,328
TOTAL FRANCE		11,961,763
Germany - 1.2%
Bayerische Motoren Werke AG (BMW)	19,408	1,490,020
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA	8,500	$ 497,286
HeidelbergCement AG	10,900	712,232
Linde AG	3,964	577,674
MAN SE	6,079	702,722
Rheinmetall AG	7,000	599,321
Siemens AG	14,489	1,857,192
TOTAL GERMANY		6,436,447
Hong Kong - 0.4%
BOC Hong Kong (Holdings) Ltd.	122,500	395,146
Cheung Kong Holdings Ltd.	16,000	263,903
Hong Kong Exchanges and Clearing Ltd.	36,600	839,329
Hutchison Whampoa Ltd.	26,000	303,124
SJM Holdings Ltd.	214,000	358,460
TOTAL HONG KONG		2,159,962
Ireland - 0.1%
James Hardie Industries NV unit (a)	52,561	326,849
Ryanair Holdings PLC sponsored ADR	12,900	394,224
TOTAL IRELAND		721,073
Isle of Man - 0.1%
Genting International PLC (a)	309,000	487,946
Italy - 0.4%
Fiat Industrial SpA (a)	54,000	730,759
Fiat SpA	37,100	360,100
Intesa Sanpaolo SpA	150,868	501,888
Saipem SpA	14,753	737,993
TOTAL ITALY		2,330,740
Japan - 6.8%
All Nippon Airways Ltd. (a)	97,000	355,714
Asahi Glass Co. Ltd.	29,000	361,440
Asahi Kasei Corp.	76,000	518,519
Canon, Inc.	14,600	718,666
Chuo Mitsui Trust Holdings, Inc.	151,000	607,091
Cosmos Pharmaceutical Corp.	4,000	160,819
CyberAgent, Inc.	398	1,122,527
Daiwa House Industry Co. Ltd.	102,000	1,243,933
Denso Corp.	18,700	688,036
Exedy Corp.	13,300	446,736
Fuji Machine Manufacturing Co. Ltd.	6,500	138,584
Common Stocks - continued
	Shares	Value
Japan - continued
Fuji Oil Co. Ltd.	5,400	$ 78,224
Fujifilm Holdings Corp.	33,300	1,202,906
Fujitsu Ltd.	174,000	1,083,260
GREE, Inc.	24,500	393,110
Hitachi High-Technologies Corp.	11,100	274,254
Hitachi Metals Ltd.	10,000	117,568
Hitachi Transport System Ltd.	20,400	311,418
Honda Motor Co. Ltd.	52,400	2,258,555
Ibiden Co. Ltd.	10,700	361,620
JTEKT Corp.	27,900	349,090
JX Holdings, Inc.	113,980	770,698
Kao Corp.	9,200	240,424
Kenedix Realty Investment Corp.	6	27,668
Kenedix, Inc. (a)	697	176,033
Kuraray Co. Ltd.	88,400	1,240,702
Lawson, Inc.	4,400	219,518
Makita Corp.	6,400	277,193
Marubeni Corp.	25,000	187,926
Marui Group Co. Ltd.	14,500	122,600
Mitsubishi Corp.	42,100	1,172,009
Mitsubishi Electric Corp.	7,000	77,181
Mitsubishi UFJ Financial Group, Inc.	269,900	1,401,838
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,750	192,419
Mitsui & Co. Ltd.	83,200	1,398,830
Mizuho Financial Group, Inc.	469,000	905,430
MORI TRUST Sogo (REIT), Inc.	21	218,750
MS&AD Insurance Group Holdings, Inc.	43,200	1,027,368
Murata Manufacturing Co. Ltd.	1,000	75,780
NHK Spring Co. Ltd.	80,000	904,483
Nichi-iko Pharmaceutical Co. Ltd.	8,400	236,915
Nippon Television Network Corp.	910	144,128
NOK Corp.	55,400	1,115,020
NTT DoCoMo, Inc.	412	736,758
NTT Urban Development Co.	96	98,947
Obayashi Corp.	15,000	71,637
Oracle Corp. Japan	3,700	169,268
Oriental Land Co. Ltd.	3,000	276,316
ORIX Corp.	11,020	1,087,500
Osaka Securities Exchange Co. Ltd.	12	61,330
Pioneer Corp. (a)	38,200	164,751
Rakuten, Inc.	956	840,926
Santen Pharmaceutical Co. Ltd.	10,600	380,453
Common Stocks - continued
	Shares	Value
Japan - continued
SBI Holdings, Inc.	4,873	$ 650,090
Sega Sammy Holdings, Inc.	13,800	276,404
Shin-Etsu Chemical Co., Ltd.	2,800	157,602
SMC Corp.	3,600	609,211
SOFTBANK CORP.	21,300	732,577
Sony Corp.	34,800	1,197,520
Sumitomo Electric Industries Ltd.	19,700	286,092
Sumitomo Heavy Industries Ltd.	240,000	1,529,240
Sumitomo Metal Mining Co. Ltd.	25,000	409,661
Tokai Carbon Co. Ltd.	145,000	849,720
Tokyo Electron Ltd.	5,700	371,528
Toshiba Corp.	115,000	679,520
Tosoh Corp.	100,000	324,074
Toyo Engineering Corp.	29,000	109,527
Toyota Motor Corp.	17,100	704,000
Universal Entertainment Corp. (a)	2,800	79,825
TOTAL JAPAN		37,779,460
Korea (South) - 0.0%
Kia Motors Corp.	2,000	97,690
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	21,100	769,605
Netherlands - 0.4%
AEGON NV (a)	98,900	731,895
ASML Holding NV (Netherlands)	12,500	524,035
ING Groep NV (Certificaten Van Aandelen) unit (a)	54,900	625,099
Nielsen Holdings B.V. (a)	7,400	192,918
TOTAL NETHERLANDS		2,073,947
Netherlands Antilles - 0.5%
Schlumberger Ltd.	28,000	2,491,720
Norway - 0.5%
Aker Solutions ASA	21,400	389,138
DnB NOR ASA	44,800	616,407
Storebrand ASA (A Shares) (a)	96,500	758,906
Telenor ASA	24,200	373,178
Yara International ASA	10,300	579,531
TOTAL NORWAY		2,717,160
Papua New Guinea - 0.1%
Oil Search Ltd.	76,974	510,878
Common Stocks - continued
	Shares	Value
Poland - 0.1%
Eurocash SA	42,000	$ 464,424
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	72,240	333,269
Russia - 0.7%
Magnit OJSC GDR (Reg. S)	21,800	570,506
Magnitogorsk Iron & Steel Works OJSC unit	27,700	404,420
Mechel Steel Group OAO sponsored ADR	16,000	504,480
OAO Gazprom sponsored ADR	35,200	941,952
OJSC MMC Norilsk Nickel sponsored ADR	15,200	392,160
Sberbank (Savings Bank of the Russian Federation) GDR	1,300	492,977
Uralkali JSC GDR (Reg. S)	16,700	633,765
TOTAL RUSSIA		3,940,260
Singapore - 0.5%
Avago Technologies Ltd.	65,100	1,869,021
Keppel Corp. Ltd.	63,000	576,220
Sabana Shariah Compliant Industrial REIT	111,000	84,604
Singapore Exchange Ltd.	70,000	462,946
TOTAL SINGAPORE		2,992,791
South Africa - 0.1%
Barloworld Ltd.	24,200	233,323
Blue Label Telecoms Ltd.	75,000	65,718
Clicks Group Ltd.	80,151	442,013
TOTAL SOUTH AFRICA		741,054
Spain - 1.3%
Banco Santander SA	192,949	2,362,238
Banco Santander SA rights 1/31/11 (a)	171,804	32,458
Gestevision Telecinco SA	175,223	2,202,101
Inditex SA	11,146	842,137
Telefonica SA	67,903	1,699,798
TOTAL SPAIN		7,138,732
Sweden - 0.6%
Elekta AB (B Shares)	12,500	505,332
H&M Hennes & Mauritz AB (B Shares)	27,403	898,821
Sandvik AB	42,800	839,918
Swedbank AB (A Shares) (a)	57,746	905,862
TOTAL SWEDEN		3,149,933
Common Stocks - continued
	Shares	Value
Switzerland - 1.7%
Clariant AG (Reg.) (a)	24,650	$ 435,223
Compagnie Financiere Richemont SA Series A	19,115	1,039,618
Julius Baer Group Ltd.	9,090	411,296
Petroplus Holdings AG	7,000	114,696
Schindler Holding AG (participation certificate)	6,091	679,968
The Swatch Group AG (Bearer)	2,280	914,270
Transocean Ltd. (a)	7,600	607,468
UBS AG (a)	73,536	1,316,405
Weatherford International Ltd. (a)	107,100	2,540,412
Zurich Financial Services AG	5,393	1,473,129
TOTAL SWITZERLAND		9,532,485
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	99,000	230,763
Turkiye Garanti Bankasi AS	111,000	493,948
TOTAL TURKEY		724,711
United Kingdom - 4.6%
ARM Holdings PLC sponsored ADR	9,000	225,360
Aviva PLC	88,300	627,891
BG Group PLC	67,796	1,521,282
BHP Billiton PLC	27,074	1,033,660
BP PLC	170,200	1,337,238
BP PLC sponsored ADR	34,200	1,623,474
Burberry Group PLC	38,000	653,665
Carphone Warehouse Group PLC (a)	153,350	989,820
Fresnillo PLC	21,400	444,208
HSBC Holdings PLC sponsored ADR	44,996	2,458,581
International Personal Finance PLC	71,800	393,295
ITV PLC (a)	540,300	672,394
Kazakhmys PLC	21,200	511,362
Kesa Electricals PLC	55,300	114,168
Lloyds Banking Group PLC (a)	911,800	922,005
Micro Focus International PLC	73,900	485,521
Misys PLC	124,000	673,865
Morgan Crucible Co. PLC	136,100	592,482
Next PLC	9,100	288,148
Reckitt Benckiser Group PLC	20,400	1,109,271
Royal Dutch Shell PLC Class A (United Kingdom)	85,637	3,015,474
Sage Group PLC	83,300	393,715
Schroders PLC	20,600	594,882
SuperGroup PLC	17,900	438,644
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TalkTalk Telecom Group PLC	159,800	$ 412,837
Vodafone Group PLC	828,600	2,325,258
Wolfson Microelectronics PLC (a)	101,000	488,535
Xstrata PLC	49,800	1,104,706
TOTAL UNITED KINGDOM		25,451,741
United States of America - 26.2%
AboveNet, Inc.	14,800	881,488
Acme Packet, Inc. (a)	1,000	53,780
Affiliated Managers Group, Inc. (a)	11,000	1,120,130
Akamai Technologies, Inc. (a)	3,000	144,960
Alexion Pharmaceuticals, Inc. (a)	15,600	1,307,592
Allegheny Technologies, Inc.	5,000	325,950
Allergan, Inc.	5,600	395,416
Amazon.com, Inc. (a)	9,600	1,628,544
American Capital Ltd. (a)	37,000	302,290
Ameriprise Financial, Inc.	25,000	1,541,250
Anadarko Petroleum Corp.	14,500	1,117,660
Apple, Inc. (a)	19,500	6,616,740
Ardea Biosciences, Inc. (a)	20,200	535,704
Ariba, Inc. (a)	17,000	477,530
athenahealth, Inc. (a)	3,000	128,820
Atlas Energy, Inc. (a)	1,000	44,300
Atmel Corp. (a)	45,000	609,300
Baker Hughes, Inc.	17,000	1,164,670
Bank of America Corp.	231,200	3,174,376
BankUnited, Inc. (a)	3,200	89,600
BGC Partners, Inc. Class A	13,000	105,300
BioMarin Pharmaceutical, Inc. (a)	11,674	296,753
Bottomline Technologies, Inc. (a)	3,000	68,790
Brigham Exploration Co. (a)	2,000	59,220
Cabot Oil & Gas Corp.	10,000	416,300
Carlisle Companies, Inc.	2,000	75,420
Carrizo Oil & Gas, Inc. (a)	2,000	67,700
Caterpillar, Inc.	10,000	970,100
Celanese Corp. Class A	17,000	705,330
Ceva, Inc. (a)	26,000	628,420
Chesapeake Energy Corp.	13,000	383,890
Ciena Corp. (a)	6,600	145,398
Citi Trends, Inc. (a)	17,000	389,300
Citigroup, Inc. (a)	87,700	422,714
CLARCOR, Inc.	2,000	86,360
Common Stocks - continued
	Shares	Value
United States of America - continued
Clearwire Corp. Class A (a)	42,000	$ 222,180
Cognizant Technology Solutions Corp. Class A (a)	11,100	809,745
Comstock Resources, Inc. (a)	27,000	747,900
Concho Resources, Inc. (a)	1,000	96,250
Concur Technologies, Inc. (a)	5,000	255,150
Continental Resources, Inc. (a)	1,000	64,210
Convio, Inc. (a)	6,000	54,540
Corvel Corp. (a)	1,000	50,480
CSX Corp.	17,000	1,200,200
Cummins, Inc.	14,000	1,482,320
Cypress Semiconductor Corp. (a)	12,000	259,800
DealerTrack Holdings, Inc. (a)	9,000	177,885
Demand Media, Inc. (a)	5,700	115,596
DemandTec, Inc. (a)	2,000	24,100
Dover Corp.	6,000	384,600
DSW, Inc. Class A (a)	5,000	166,450
Dynavax Technologies Corp. (a)	33,000	99,000
Eaton Corp.	2,000	215,920
eBay, Inc. (a)	110,000	3,339,600
ebix.com, Inc. (a)	5,000	112,750
Edwards Lifesciences Corp. (a)	34,000	2,865,860
Elizabeth Arden, Inc. (a)	11,000	281,490
EMC Corp. (a)	38,000	945,820
Emerson Electric Co.	10,000	588,800
Estee Lauder Companies, Inc. Class A	41,000	3,300,500
Expeditors International of Washington, Inc.	5,000	253,350
Exxon Mobil Corp.	93,300	7,527,444
Fossil, Inc. (a)	39,000	2,770,950
Freeport-McMoRan Copper & Gold, Inc.	17,000	1,848,750
Fresh Market, Inc.	500	18,385
G-III Apparel Group Ltd. (a)	55,700	1,943,373
General Electric Co.	245,000	4,934,300
General Motors Co.	20,600	751,694
Georesources, Inc. (a)	2,000	55,280
Google, Inc. Class A (a)	4,400	2,641,584
GrafTech International Ltd. (a)	2,000	42,000
Green Dot Corp. (e)	9,000	566,190
Greenbrier Companies, Inc. (a)	39,000	923,130
GT Solar International, Inc. (a)	17,000	187,765
Harley-Davidson, Inc.	7,000	277,550
HeartWare International, Inc. (a)	1,400	130,214
Hess Corp.	19,000	1,598,280
Common Stocks - continued
	Shares	Value
United States of America - continued
Higher One Holdings, Inc. (a)	3,000	$ 57,060
HMS Holdings Corp. (a)	5,000	321,700
Holly Corp.	29,000	1,423,030
Home Depot, Inc.	20,000	735,400
IDEXX Laboratories, Inc. (a)	1,000	71,700
Illumina, Inc. (a)	13,100	908,354
ImmunoGen, Inc. (a)	19,000	156,940
Informatica Corp. (a)	54,000	2,505,600
Intuit, Inc. (a)	19,000	891,670
iRobot Corp. (a)	57,000	1,539,000
JDS Uniphase Corp. (a)	36,900	626,193
Johnson & Johnson	13,000	777,010
JPMorgan Chase & Co.	79,000	3,550,260
Juniper Networks, Inc. (a)	17,000	631,040
Kansas City Southern (a)	3,000	149,940
Kenexa Corp. (a)	2,000	41,480
Key Energy Services, Inc. (a)	51,000	678,810
KKR Financial Holdings LLC	64,800	625,968
Las Vegas Sands Corp. (a)	15,000	697,350
Leucadia National Corp.	9,700	315,444
Lincoln National Corp.	97,000	2,797,480
Mako Surgical Corp. (a)	47,400	735,648
Marathon Oil Corp.	42,500	1,942,250
McKesson Corp.	12,000	902,040
Meru Networks, Inc. (a)	7,000	125,930
Micromet, Inc. (a)	25,000	160,750
MKS Instruments, Inc. (a)	14,000	401,940
Morgan Stanley	57,200	1,681,680
Motorola Mobility Holdings, Inc.	500	13,935
NetSuite, Inc. (a)(e)	5,000	134,650
Neurocrine Biosciences, Inc. (a)	12,700	93,726
Noble Energy, Inc.	3,900	355,290
Nu Skin Enterprises, Inc. Class A	6,000	180,480
NVIDIA Corp. (a)	7,000	167,440
NVR, Inc. (a)	900	688,500
Oasis Petroleum, Inc. (a)	2,000	63,940
Oil States International, Inc. (a)	7,400	501,424
OpenTable, Inc. (a)	3,000	235,860
Oracle Corp.	91,000	2,914,730
PACCAR, Inc.	5,000	282,450
Pall Corp.	8,000	443,280
Paychex, Inc.	14,000	448,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Perrigo Co.	40,000	$ 2,909,600
Petrohawk Energy Corp. (a)	52,000	1,042,600
Phillips-Van Heusen Corp.	48,400	2,825,108
Pioneer Natural Resources Co.	5,000	475,800
Polypore International, Inc. (a)	14,100	678,915
PPG Industries, Inc.	1,000	84,280
Prestige Brands Holdings, Inc. (a)	73,000	805,920
Procter & Gamble Co.	13,000	820,690
Public Storage	1,000	108,980
QEP Resources, Inc.	6,000	243,840
QUALCOMM, Inc.	39,000	2,111,070
Range Resources Corp.	11,000	548,570
Raymond James Financial, Inc.	3,000	108,660
RealPage, Inc.	23,000	629,970
Red Hat, Inc. (a)	13,000	537,160
Regeneron Pharmaceuticals, Inc. (a)	16,000	538,880
Resolute Energy Corp. (a)	8,400	152,040
Rex Energy Corp. (a)	5,000	60,175
RightNow Technologies, Inc. (a)	2,000	51,860
Riverbed Technology, Inc. (a)	7,000	251,090
Roper Industries, Inc.	1,000	77,690
salesforce.com, Inc. (a)	8,000	1,033,120
Satcon Technology Corp. (a)	17,000	82,450
SeaChange International, Inc. (a)	8,000	66,240
Shaw Group, Inc. (a)	21,000	793,170
Sirius XM Radio, Inc. (a)	106,000	171,190
Skyworks Solutions, Inc. (a)	126,000	4,003,020
Solera Holdings, Inc.	3,700	193,621
Southwestern Energy Co. (a)	23,000	908,500
SPS Commerce, Inc. (a)	2,000	31,750
Starbucks Corp.	10,000	315,300
SuccessFactors, Inc. (a)	7,000	203,840
Susquehanna Bancshares, Inc., Pennsylvania	24,000	229,440
SVB Financial Group (a)	44,900	2,355,903
Targacept, Inc. (a)	17,210	443,330
Team Health Holdings, Inc. (a)	3,000	46,380
Teradyne, Inc. (a)	41,000	683,880
Tesla Motors, Inc. (a)	5,000	120,500
Tesoro Corp. (a)	39,000	750,750
Theravance, Inc. (a)	41,000	862,640
TIBCO Software, Inc. (a)	3,000	65,940
Tiffany & Co., Inc.	3,800	220,894
Common Stocks - continued
	Shares	Value
United States of America - continued
TJX Companies, Inc.	21,000	$ 995,190
TriQuint Semiconductor, Inc. (a)	82,200	1,081,752
TRW Automotive Holdings Corp. (a)	8,100	483,246
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	10,000	370,400
Ultimate Software Group, Inc. (a)	1,000	48,600
Union Pacific Corp.	23,100	2,185,953
United Rentals, Inc. (a)	5,000	133,250
United States Steel Corp.	10,100	582,467
United Therapeutics Corp. (a)	5,000	339,900
Universal Display Corp. (a)	3,000	101,520
Vera Bradley, Inc.	600	20,637
Vertex Pharmaceuticals, Inc. (a)	1,000	38,890
Virgin Media, Inc.	31,700	797,572
WABCO Holdings, Inc. (a)	6,000	350,400
Wal-Mart Stores, Inc.	45,000	2,523,150
Walter Energy, Inc.	4,000	521,080
WebMD Health Corp. (a)	22,220	1,161,662
WESCO International, Inc. (a)	2,000	112,100
Western Refining, Inc. (a)	20,000	243,600
Whiting Petroleum Corp. (a)	8,000	1,010,240
ZIOPHARM Oncology, Inc. (a)	77,000	449,295
Zix Corp. (a)(e)	149,000	670,500
TOTAL UNITED STATES OF AMERICA		145,654,012
TOTAL COMMON STOCKS (Cost $267,441,388)		325,431,610
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
ProSiebenSat.1 Media AG	20,600	632,698
Volkswagen AG	12,300	1,986,967
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,676,002)		2,619,665
Corporate Bonds - 11.8%
		Principal Amount
Convertible Bonds - 0.1%
United States of America - 0.1%
Volcano Corp. 2.875% 9/1/15		$ 250,000	283,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 11.7%
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	$ 344,180
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	257,694
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	331,426
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	349,657
4.875% 11/19/19		600,000	622,067
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	556,258
TOTAL AUSTRALIA			2,461,282
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	334,716
Belgium - 0.2%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	345,055
Belgacom SA 3.875% 2/7/18	EUR	300,000	409,833
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	450,000	517,482
TOTAL BELGIUM			1,272,370
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	711,087
Brazil - 0.1%
Telemar Norte Leste SA 5.5% 10/23/20 (Reg. S)		500,000	487,500
British Virgin Islands - 0.2%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	393,289
PCCW-HKT Capital No. 4 Ltd. 4.25% 2/24/16		500,000	502,325
TOTAL BRITISH VIRGIN ISLANDS			895,614
Canada - 0.0%
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	213,798
Cayman Islands - 0.4%
Banco Do Brasil SA 4.5% 1/20/16	EUR	200,000	272,431
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	250,818
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	481,400
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	446,860
SMFG Preferred Capital GBP 2 Ltd. 10.231% 12/31/49 (h)	GBP	150,000	279,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cayman Islands - continued
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	$ 218,926
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	179,730
TOTAL CAYMAN ISLANDS			2,130,053
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	315,477
Denmark - 0.1%
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	300,000	391,732
France - 1.1%
Arkema SA 4% 10/25/17	EUR	250,000	334,321
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	631,006
BNP Paribas SA 5.019% (h)	EUR	150,000	178,655
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	56,445
Compagnie de St. Gobain 1.247% 4/11/12 (h)	EUR	175,000	238,039
Credit Agricole SA 7.875% (h)	EUR	200,000	274,485
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	360,327
Credit Logement SA:
1.626% (h)	EUR	150,000	166,334
4.604% (h)	EUR	250,000	280,645
EDF SA:
4.625% 9/11/24	EUR	150,000	206,015
6.95% 1/26/39 (f)		250,000	293,473
Lafarge SA 8.75% 5/30/17	GBP	250,000	460,828
Natixis SA 1.279% 1/26/17 (h)	EUR	100,000	128,359
Safran SA 4% 11/26/14	EUR	550,000	754,350
Societe Generale:
1.202% 6/7/17 (h)	EUR	100,000	129,409
7.756% (h)	EUR	350,000	477,952
Societe Generale SCF 4% 7/7/16	EUR	450,000	636,807
Veolia Environnement 6.125% 11/25/33	EUR	250,000	370,140
TOTAL FRANCE			5,977,590
Germany - 0.2%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	284,694
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	351,080
5.625% 11/29/17 (h)	EUR	100,000	126,212
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Germany - continued
Eurogrid GmbH 3.875% 10/22/20	EUR	100,000	$ 130,515
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	337,218
TOTAL GERMANY			1,229,719
India - 0.0%
Export-Import Bank of India 0.6825% 6/7/12 (h)	JPY	20,000,000	238,855
Ireland - 0.1%
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	287,205	393,031
Italy - 0.1%
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	454,435
6.375% 11/12/17 (h)	GBP	150,000	226,066
TOTAL ITALY			680,501
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	454,989
Sumitomo Mitsui Banking Corp. 4% 11/9/20 (Reg. S)	EUR	200,000	253,514
TOTAL JAPAN			708,503
Korea (South) - 0.6%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	544,280
Kookmin Bank 5.875% 6/11/12		200,000	210,127
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	206,446
Korea National Housing Corp. 4.875% 9/10/14		800,000	846,943
Korea Resources Corp. 4.125% 5/19/15		610,000	624,414
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	450,387
5% 9/30/14 (Reg. S)		200,000	209,828
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	315,670
TOTAL KOREA (SOUTH)			3,408,095
Luxembourg - 0.8%
Alrosa Finance SA 7.75% 11/3/20 (Reg. S)		600,000	634,500
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	214,377
6.51% 3/7/22 (Reg. S)		450,000	461,250
6.58% 10/31/13	GBP	100,000	170,179
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	345,245
7.125% 4/23/15	EUR	150,000	226,312
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		$ 800,000	$ 775,000
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	435,551
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	399,000
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	296,250
TMK Capital SA 7.75% 1/27/18		300,000	298,650
TOTAL LUXEMBOURG			4,256,314
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	414,670
Multi-National - 0.3%
European Community 2.5% 12/4/15	EUR	1,250,000	1,693,357
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	81,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	379,863	455,143
EDP Finance BV 5.875% 2/1/16	EUR	200,000	271,893
GT 2005 Bonds BV 5% 7/21/14 (h)		250,000	236,073
ING Bank NV 4.75% 5/27/19	EUR	200,000	290,161
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	431,592
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	286,584
Rabobank Nederland 5.875% 5/20/19	EUR	350,000	512,235
Sabic Capital I BV 3% 11/2/15		550,000	548,779
TOTAL NETHERLANDS			3,113,460
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	287,207
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,010,257
TOTAL NORWAY			2,297,464
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	310,653
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	369,165
TOTAL RUSSIA			679,818
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Spain - 0.1%
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	100,000	$ 153,119
Telefonica Emisiones SAU 4.75% 2/7/17 (g)	EUR	100,000	136,878
TOTAL SPAIN			289,997
Sweden - 0.2%
Nordea Bank AB 0.5022% 6/9/16 (h)		400,000	396,533
Svenska Handelsbanken AB 0.4516% 3/15/16 (h)		200,000	197,492
Swedbank AB 0.4644% 5/18/17 (h)		500,000	484,180
TOTAL SWEDEN			1,078,205
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	505,758
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC:
5.875% 10/27/16 (Reg. S)		300,000	319,125
6.5% 10/27/36		300,000	292,749
Emirates Bank International PJSC 4.8044% 4/30/12 (h)		229,000	231,863
TOTAL UNITED ARAB EMIRATES			843,737
United Kingdom - 2.4%
3i Group PLC:
1.228% 6/8/12 (h)	EUR	400,000	529,677
5.625% 3/17/17	EUR	150,000	205,396
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	536,160
Bank of Scotland 6.375% 8/16/19	GBP	400,000	579,419
Barclays Bank PLC:
0.4778% 3/23/17 (h)		550,000	510,807
4.875% (h)	EUR	350,000	391,705
6.75% 1/16/23 (h)	GBP	300,000	486,030
14% (h)	GBP	100,000	195,939
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	186,852
8.125% 11/15/13		200,000	231,940
BP Capital Markets PLC 3.875% 3/10/15		650,000	680,879
Broadgate PLC 1.5575% 10/5/25 (h)	GBP	25,250	33,971
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	456,023
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	266,779
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	482,681
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	614,511
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	$ 231,593
7.75% 6/24/19	GBP	500,000	941,025
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	185,696
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	550,470
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	164,179
7.125% 12/1/37 (f)		200,000	192,808
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	403,536
National Express Group PLC 6.25% 1/13/17	GBP	150,000	251,514
Nationwide Building Society 1.242% 12/22/16 (h)	EUR	150,000	185,665
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	450,000	591,254
7.125% 10/19/16	GBP	200,000	344,622
Royal Bank of Scotland PLC:
0.5031% 4/11/16 (h)		250,000	202,008
5.75% 5/21/14	EUR	500,000	706,437
6.934% 4/9/18	EUR	300,000	387,298
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	528,103
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	359,032
Tesco PLC 5.875% 9/12/16	EUR	100,000	153,544
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	147,470
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	168,574
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	255,163
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	242,798
TOTAL UNITED KINGDOM			13,581,558
United States of America - 2.6%
Altria Group, Inc.:
8.5% 11/10/13		210,000	248,091
9.25% 8/6/19		400,000	512,792
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	366,384
Apache Corp. 5.1% 9/1/40		450,000	412,191
Bank of America Corp. 4.75% 5/6/19	EUR	250,000	319,800
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	657,021
4.587% 12/15/15		500,000	522,112
Comcast Corp. 6.4% 3/1/40		300,000	311,286
COX Communications, Inc. 8.375% 3/1/39 (f)		200,000	256,224
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Credit Suisse New York Branch:
4.375% 8/5/20		$ 600,000	$ 580,905
5% 5/15/13		400,000	428,497
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	413,292
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	261,130
General Electric Capital Corp. 5.9% 5/13/14		160,000	177,540
General Electric Co. 5.25% 12/6/17		400,000	433,195
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	330,358
Goldman Sachs Group, Inc.:
4.375% 3/16/17	EUR	150,000	200,594
6% 5/1/14		150,000	166,786
6.15% 4/1/18		200,000	217,839
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	981,666
KeyBank NA:
1.166% 11/21/11 (h)	EUR	50,000	65,837
1.22% 2/9/12 (h)	EUR	510,000	671,993
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	264,148
Merck & Co., Inc. 5.85% 6/30/39		300,000	329,234
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,253,847
Morgan Stanley:
1.312% 7/20/12 (h)	EUR	430,000	580,168
3.45% 11/2/15		1,000,000	982,204
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	483,824
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	125,456
PPL Energy Supply LLC 6.5% 5/1/18		160,000	177,641
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	173,215
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	316,406
Sprint Capital Corp. 8.75% 3/15/32		325,000	338,406
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	283,131
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	601,813
TOTAL UNITED STATES OF AMERICA			14,445,026
TOTAL NONCONVERTIBLE BONDS			65,049,287
TOTAL CORPORATE BONDS (Cost $63,594,081)			65,333,037
Government Obligations - 20.9%
		Principal Amount (d)	Value
Canada - 0.6%
Canadian Government:
Real Return Bond 4.25% 12/1/21	CAD	1,414,310	$ 1,859,974
5.25% 6/1/12	CAD	850,000	891,952
Ontario Province 4.4% 6/2/19	CAD	650,000	676,796
TOTAL CANADA			3,428,722
France - 0.1%
French Republic 3.75% 10/25/19	EUR	600,000	843,389
Germany - 1.3%
German Federal Republic:
2% 2/26/16	EUR	200,000	268,598
3.5% 4/12/13 (g)	EUR	200,000	285,740
4.75% 7/4/40	EUR	2,550,000	4,202,057
5.625% 1/4/28	EUR	1,460,000	2,488,951
TOTAL GERMANY			7,245,346
Italy - 2.2%
Italian Republic 3.75% 3/1/21	EUR	9,500,000	12,090,953
Japan - 11.2%
Japan Government:
0.4% 5/15/11	JPY	950,000,000	11,583,090
0.9% 6/20/13	JPY	110,000,000	1,361,746
1.1% 12/20/12	JPY	18,700,000	231,759
1.3% 3/20/15	JPY	740,000,000	9,340,967
1.3% 6/20/20	JPY	1,276,000,000	15,758,091
1.7% 12/20/16	JPY	245,000,000	3,174,553
1.7% 9/20/17	JPY	201,000,000	2,604,708
1.9% 6/20/16	JPY	469,250,000	6,132,208
1.9% 3/20/29	JPY	846,500,000	10,277,952
2% 9/20/40	JPY	141,000,000	1,677,467
TOTAL JAPAN			62,142,541
Poland - 0.2%
Polish Government 4% 3/23/21	EUR	1,100,000	1,385,428
Spain - 1.6%
Fondo de Reest Ordden Bancaria 4.5% 2/3/14	EUR	1,000,000	1,369,411
Spanish Kingdom 5.5% 4/30/21	EUR	5,300,000	7,334,424
TOTAL SPAIN			8,703,835
Government Obligations - continued
		Principal Amount (d)	Value
United Kingdom - 0.2%
UK Treasury GILT:
4% 3/7/22	GBP	310,000	$ 500,777
4.25% 6/7/32	GBP	70,000	109,683
4.75% 12/7/38	GBP	250,000	420,273
TOTAL UNITED KINGDOM			1,030,733
United States of America - 3.5%
Federal Home Loan Bank 3.625% 10/18/13		300,000	320,307
Freddie Mac 2.125% 9/21/12		650,000	666,687
U.S. Treasury Bonds:
3.5% 2/15/39		375,000	311,543
4.625% 2/15/40		200,000	202,188
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		764,325	846,980
U.S. Treasury Notes:
0.75% 12/15/13		450,000	447,715
1.75% 7/31/15		3,550,000	3,555,006
2.375% 2/28/15		3,400,000	3,518,728
2.625% 8/15/20		1,100,000	1,037,180
2.625% 11/15/20		200,000	187,500
3.5% 5/15/20		8,250,000	8,409,885
TOTAL UNITED STATES OF AMERICA			19,503,719
TOTAL GOVERNMENT OBLIGATIONS (Cost $108,384,633)			116,374,666
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.255% 2/25/15 (h)	EUR	100,000	128,344
Geldilux Ltd. Series 2007-TS Class A, 1.097% 9/8/14 (h)	EUR	200,000	267,311
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	246,887	410,970
VCL No. 11 Ltd. Class A, 1.88% 8/21/15 (h)	EUR	100,332	137,305
Volkswagen Car Lease Series 9 Class B, 0.96% 10/21/13 (h)	EUR	53,371	72,694
TOTAL ASSET-BACKED SECURITIES (Cost $1,023,190)			1,016,624
Collateralized Mortgage Obligations - 0.5%
		Principal Amount (d)	Value
Private Sponsor - 0.5%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 1.318% 2/17/52 (h)	EUR	100,000	$ 132,415
Series 2010-2X Class 1A1, 1.6844% 5/17/60 (h)		300,000	299,627
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.225% 4/12/56 (h)	EUR	86,463	116,986
Fosse Master Issuer PLC Series 2010-4 Class A2, 2.406% 10/18/54 (h)	EUR	650,000	888,342
Granite Master Issuer PLC Series 2005-1 Class A5, 0.956% 12/20/54 (h)	EUR	295,957	381,057
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.7031% 10/15/54 (h)		400,000	400,301
Storm BV Series 2010-1 Class A2, 2.022% 3/22/52 (h)	EUR	500,000	678,359
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,822,454)			2,897,087
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.276% 8/18/17 (h)	EUR	163,417	201,346
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.252% 7/20/16 (h)	EUR	165,936	208,439
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (h)	EUR	100,000	89,492
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.9831% 4/19/21 (h)	GBP	150,000	218,625
Class B, 1.1531% 4/19/21 (h)	GBP	100,000	141,692
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9775% 10/15/14 (h)	GBP	100,000	148,953
REC Plantation Place Ltd. Series 5 Class A, 1.0031% 7/25/16 (Reg. S) (h)	GBP	96,742	142,029
TOTAL UNITED KINGDOM			651,299
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,251,638)			1,150,576
Supranational Obligations - 0.0%
		Principal Amount	Value
Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		$ 200,000	$ 216,500
Fixed-Income Funds - 1.4%
	Shares
Fidelity High Income Central Fund 1 (i) (Cost $7,422,065)	79,449	7,863,114
Preferred Securities - 0.0%
	Principal Amount
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,701)	$ 400,000	204,655
Equity Central Funds - 3.2%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $11,905,361)	80,100	17,646,030
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.19% (b)	13,734,947	13,734,947
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	558,600	558,600
TOTAL MONEY MARKET FUNDS (Cost $14,293,547)		14,293,547
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $480,335,060)		555,047,111
NET OTHER ASSETS (LIABILITIES) - 0.1%		676,363
NET ASSETS - 100%		$ 555,723,474
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,061,978 or 0.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,742
Fidelity Emerging Markets Equity Central Fund	39,527
Fidelity High Income Central Fund 1	174,521
Fidelity Securities Lending Cash Central Fund	4,044
Total	$ 224,834
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,045,500	$ 2,055,144	$ 910,800	$ 17,646,030	3.8%
Fidelity High Income Central Fund 1	10,635,391	174,521	3,006,070	7,863,114	1.2%
Total	$ 26,680,891	$ 2,229,665	$ 3,916,870	$ 25,509,144
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 145,654,012	$ 145,654,012	$ -	$ -
Japan	37,779,460	29,856,693	7,922,767	-
United Kingdom	25,451,741	19,205,689	6,246,052	-
Canada	24,535,776	24,535,776	-	-
France	11,961,763	11,961,763	-	-
Australia	11,040,766	9,321,993	1,718,773	-
Switzerland	9,532,485	8,216,080	1,316,405	-
Germany	9,056,112	9,056,112	-	-
Spain	7,138,732	3,076,696	4,062,036	-
Other	45,900,428	37,015,359	8,885,069	-
Corporate Bonds	65,333,037	-	65,333,037	-
Government Obligations	116,374,666	-	116,374,666	-
Asset-Backed Securities	1,016,624	-	1,016,624	-
Collateralized Mortgage Obligations	2,897,087	-	2,897,087	-
Commercial Mortgage Securities	1,150,576	-	1,150,576	-
Supranational Obligations	216,500	-	216,500	-
Fixed-Income Funds	7,863,114	7,863,114	-	-
Preferred Securities	204,655	-	204,655	-
Equity Central Funds	17,646,030	17,646,030	-	-
Money Market Funds	14,293,547	14,293,547	-	-
Total Investments in Securities:	$ 555,047,111	$ 337,702,864	$ 217,344,247	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $481,161,288. Net unrealized appreciation aggregated $73,885,823, of which $79,113,408 related to appreciated investment securities and $5,227,585 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011